Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Current Asset
Cash	¥ 186,230	$ 29,457	¥ 29,626
Short-term investments	6,763	1,070	81,575
Restricted cash			355,017
Current assets from discontinued operations	159,804	25,277
Total current assets	352,797	55,804	466,218
Prepayment to acquire a subsidiary
Property, plant and equipment, net			36,955
Non-current assets from discontinued operations	14,678	2,322
Total assets	367,475	58,126	503,173
Liabilities and Equity
Short-term loan	628,174	99,360	498,574
Long-term loan, current portion			513,432
Prepayments from customers			2,787,686
Amounts due to related parties			1,205
Income tax payable			48,216
Accrued expenses and other current liabilities	17,284	2,734	868,464
Current liabilities from discontinued operations	4,828,109	763,676
Total current liabilities	5,473,567	865,770	4,717,577
Long-term bank loan			135,000
Convertible loan			226,114
Other non-current liabilities			45,727
Non-current liabilities from discontinued operations	154,798	24,485
Total liabilities	5,628,365	890,255	5,124,418
Commitments and contingencies
Equity
Ordinary shares	92	15	42
Additional paid-in capital	5,799,290	917,290	5,337,962
Treasury stock			(344)
Statutory reserve	16,427	2,598	16,427
Retained earnings-Accumulated Deficit	(11,147,275)	(1,763,196)	(10,078,429)
Accumulated other comprehensive income	106,159	16,792	92,693
Total Meta Data Limited’s Equity	(5,225,307)	(826,501)	(4,631,649)
Noncontrolling interests	(35,583)	(5,628)	10,404
Total equity	(5,260,890)	(832,129)	(4,621,245)
Total liabilities and equity	367,475	58,126	503,173
Class A Ordinary Shares
Equity
Ordinary shares	76	12	26
Class B Ordinary Shares
Equity
Ordinary shares	¥ 16	$ 3	¥ 16